Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss for the year	$ (15,299,251)	$ (23,625,542)	$ (13,591,117)
Items not affecting cash:
Amortization and depreciation	1,142,165	1,008,321	1,280,122
Bad debt expense	86,103	930,971	1,530,667
Impairment of inventory	813,205	3,087,999	1,571,649
Loss due to water damage	544,967
Impairment of intangibles		4,739,286	293,000
Impairment of goodwill		852,037
Fair value changes on derivatives	(3,450,952)	(95,831)
Interest expense, net of repayments	35,678	1,168,628	926,962
Interest income			(14,456)
Foreign exchange	22,872		138,691
Transaction costs	1,398,598
Share based payments	2,888,704	1,338,931	517,678
Loss on debt conversion			16,712
Change in non-cash working capital (Note 29)	(2,035,069)	(1,973,433)	(2,659,764)
Net cash used in operating activities	(13,852,980)	(12,568,633)	(9,989,856)
Investing activities
Repayment of long-term receivable	17,982
Intangible asset additions	(3,405,862)	(2,769,679)	(1,513,570)
Equipment additions	(14,220)	(224,513)	(21,136)
Acquisition of ClearRF	(159,905)	(122,015)
Net cash used in investing activities	(3,562,005)	(3,116,207)	(1,534,706)
Financing activities
Lease payments	(278,381)	(182,682)	(146,146)
Bank loan	(27,159)	(410,689)	405,413
Repayment of long-term debt		(110,312)	(45,490)
Convertible debt issued, net of repayments	(4,000,000)	(1,308,118)	99,490
Proceeds on share issuance	24,067,763		28,168,529
Share issuance costs	(2,258,167)		(3,133,147)
Exercise of warrants	61,950	3,017,743
Net cash from financing activities	17,566,006	1,005,942	25,348,649
Effect of foreign exchange on cash	142,979	(165,626)	(21,396)
Change in cash and restricted cash for the year	294,000	(14,844,524)	13,802,691
Cash and restricted cash, beginning of year	1,619,742	16,464,266	2,661,575
Cash and restricted cash, end of year	$ 1,913,742	$ 1,619,742	$ 16,464,266